Document and Entity Information	Jan. 31, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	HEARTLAND FINANCIAL USA INC
Amendment Flag	false
Entity Central Index Key	0000920112
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 31, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-15393
Entity Tax Identification Number	42-1405748
Entity Address, Address Line One	1800 Larimer Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	285-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value 1.00 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	HTLF
Security Exchange Name	NASDAQ
Depositary Shares Each Representing 1400th Interest In A Share Of 7.00 Fixed Rate Reset Not Cumulative Perpetual Preferred Stock Series E [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing 1/400th interest in a share of 7.00% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series E)
Trading Symbol	HTLFP
Security Exchange Name	NASDAQ